Stockholders' Equity (Details 4) (Warrant [Member], USD $)	12 Months Ended
Jun. 30, 2013
Options Warrant Outstanding	2,376,173
Options Warrant Exercisable	2,376,173
Range One [Member]
Options Warrant Exercise Price	$ 1.19
Options Warrant Outstanding	150,000
Options Warrant Outstanding Remaining Contractual Life (in years)	8 years 5 months 23 days
Options Warrant Exercisable	150,000
Range Two [Member]
Options Warrant Exercise Price	$ 1.25
Options Warrant Outstanding	150,000
Options Warrant Outstanding Remaining Contractual Life (in years)	2 years 4 months 6 days
Options Warrant Exercisable	150,000
Range Three [Member]
Options Warrant Exercise Price	$ 1.75
Options Warrant Outstanding	333,331
Options Warrant Outstanding Remaining Contractual Life (in years)	1 year 4 months 20 days
Options Warrant Exercisable	333,331
Range Four [Member]
Options Warrant Exercise Price	$ 2.00
Options Warrant Outstanding	1,081,175
Options Warrant Outstanding Remaining Contractual Life (in years)	3 months 29 days
Options Warrant Exercisable	1,081,175
Range Five [Member]
Options Warrant Exercise Price	$ 2.25
Options Warrant Outstanding	266,667
Options Warrant Outstanding Remaining Contractual Life (in years)	1 year 5 months 23 days
Options Warrant Exercisable	266,667
Range Six [Member]
Options Warrant Exercise Price	$ 3.00
Options Warrant Outstanding	390,000
Options Warrant Outstanding Remaining Contractual Life (in years)	7 months 17 days
Options Warrant Exercisable	390,000
Range Seven [Member]
Options Warrant Exercise Price	$ 3.50
Options Warrant Outstanding	2,500
Options Warrant Outstanding Remaining Contractual Life (in years)	3 years 4 days
Options Warrant Exercisable	2,500
Range Eight [Member]
Options Warrant Exercise Price	$ 4.00
Options Warrant Outstanding	2,500
Options Warrant Outstanding Remaining Contractual Life (in years)	3 years 4 days
Options Warrant Exercisable	2,500